Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$2,332,533,866

Total Investments (Cost — $2,095,018,627) — 100.0%	2,332,533,866

Liabilities in Excess of Other Assets — (0.0)%	(147,672)

Net Assets — 100.0%	$2,332,386,194

BlackRock LifePath Index 2050 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $2,332,533,866 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

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Schedule of Investments (unaudited) March 31, 2019	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 100.1%

Equity Funds — 98.5%
iShares Core MSCI Total International Stock ETF(a)	13,641,185	$792,143,613
iShares Developed Real Estate Index Fund	26,960,519	296,565,705
Large Cap Index Master Portfolio	$1,163,270,257	1,163,270,257
Master Small Cap Index Series	$44,556,011	44,556,011

		2,296,535,586

Fixed Income Funds — 1.2%
iShares TIPS Bond ETF	8,170	923,782
U.S. Total Bond Index Master Portfolio	$28,368,430	28,368,430

		29,292,212

Security	Shares	Value

Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(b)(c)	1,533,387	$1,534,000
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)	6,776,007	6,776,007

		8,310,007

Total Affiliated Investment Companies — 100.1% (Cost — $2,104,238,247)		2,334,137,805

Liabilities in Excess of Other Assets — (0.1)%		(1,585,432)

Net Assets — 100.0%		$2,332,552,373

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.

(d)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,908,609	—		(12,375,222	)(b)	1,533,387	$1,534,000	$6,066	(c)	$340	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,544,214	231,793	(d)	—		6,776,007	6,776,007	35,609		—	—
iShares Core MSCI Total International Stock ETF	12,229,231	1,484,254		(72,300)		13,641,185	792,143,613	—		(771,413)	70,032,831
iShares Developed Real Estate Index Fund	29,349,060	2,183,568		(4,572,109)		26,960,519	296,565,705	—		1,774,202	40,148,892
iShares TIPS Bond ETF	—	8,170		—		8,170	923,782	—		—	8,566
Large Cap Index Master Portfolio	$980,500,343	$182,769,914	(d)	$—		$1,163,270,257	1,163,270,257	5,641,696		1,514,249	130,569,148
Master Small Cap Index Series	$30,806,723	$13,749,288	(d)	$—		$44,556,011	44,556,011	146,794		63,764	4,257,832
Total International ex U.S. Index Master Portfolio*	$2,283,108	$—		$(2,283,108	)(b)	$—	—	(5)		(23)	735,852
U.S. Total Bond Index Master Portfolio	$24,413,124	$3,955,306	(d)	$—		$28,368,430	28,368,430	238,824		17,395	559,764

							$2,334,137,805	$6,068,984		$2,598,514	$246,312,885

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

Portfolio Abbreviations
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

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Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Index 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$1,088,709,318	$—	$—	$1,088,709,318
Fixed Income Fund	923,782	—	—	923,782
Short-Term Securities	8,310,007	—	—	8,310,007

Subtotal	$1,097,943,107	$—	$—	$1,097,943,107

Investments Valued at Net Asset Value (“NAV”)(a)				1,236,194,698

	$1,097,943,107	$—	$—	$2,334,137,805

(a)	As of March 31, 2019, certain of the Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

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